Commitments and Contingencies	12 Months Ended
Dec. 31, 2023
Pegasus Digital Mobility Acquisition Corp
Commitments and Contingencies

Note 5 - Commitments & Contingencies

Registration Rights

The holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued on conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) will be entitled to registration rights pursuant to a registration rights agreement signed in connection with the initial public offering requiring the Company to register such securities for resale (in the case of the Founder Shares, only after conversion to the Class A ordinary shares). The holders of these securities will be entitled to make up to three demands, excluding short form registration demands, that the Company registers such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statement filed subsequent to the Company’s completion of the initial Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not be required to effect or permit any registration or cause any registration statement to become effective until termination of the applicable lock-up period. The Company will bear the expenses incurred in connection with the filing of any such registration statement.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the initial public offering to purchase up to an additional 3,000,000 units to cover over-allotments, if any.

On October 26, 2021, the Company paid a cash underwriting discount of 2.0% per Unit, or $4,000,000.

On November 4, 2021, the underwriters partially exercised the over-allotment option and, on November 8, 2021, purchased 2,500,000 Units, generating aggregate gross proceeds of $25,000,000, and the Company incurred $500,000 in cash underwriting discounts and $875,000 in deferred underwriting commissions.

Additionally, the underwriters are entitled to a deferred underwriting commission of 3.5% of the gross proceeds of the initial public offering totaling $7,000,000 upon the completion of the Company’s initial Business Combination.

On August 15, 2023, the Company received a waiver from one of the underwriters of the initial public offering pursuant to which such underwriter waived all rights to its $5,433,750 of deferred underwriting commissions payable upon completion of an initial Business Combination. As a result, as of December 31, 2023 and December 31, 2022, the deferred underwriting commissions payable were $2,441,250 and $7,875,000, respectively. The Company recorded the $5,433,750 reduction of the deferred underwriting commissions payable against accumulated deficit in the accompanying consolidated balance sheets.

Cash Retention Letter

On May 31, 2023, TopCo and each of Sir Ralf Speth, F. Jeremey Mistry and Stefan Berger, the Company’s executive officers, entered into a cash retention agreement that entitles the three officers to each receive a retention fee of $500,000 (each, a “Retention Fee”), subject to (i) the completion of the Business Combination; (ii) such individual remaining available as an advisor of TopCo and expecting to remain so for a period of six (6) months following the completion of the Business Combination; and (iii) in each case as a condition on an individual basis, Sir Ralf Speth has not resigned as Chief Executive Officer of the Company, F. Jeremey Mistry has not resigned as Chief Financial Officer of the Company and Stefan Berger has not resigned as Chief Operating Officer of the Company, respectively, before the completion of the Business Combination.

The Company has determined that the Retention Fee is compensation for the Company’s officers’ post-closing advisory services to the post-merger entity as it is subject to completion of the Business Combination. As such, the Company will not accrue any contingent Retention Fee Payments in the Company’s financial statements.